FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INCOME
Income from short-term investments	R$ 85,153	R$ 142,965	R$ 270,742
Interest income and other financial income	141,462	109,080	107,660
Financial Income	226,615	252,045	378,402
Interest on debt	(1,323,448)	(1,540,797)	(1,471,526)
Monetary variation and other financial expenses	(402,836)	(469,208)	(308,840)
Financial expenses	(1,726,284)	(2,010,005)	(1,780,366)
Exchange Variation, net	(4,057)	851,635	(1,564,017)
Reversal of monetary update of contingent liabilities, net	369,819
Gains and losses on financial instruments, net	(9,441)	(38,930)	87,085
Financial result, net	R$ (1,143,348)	R$ (945,255)	R$ (2,878,896)